Accounts Receivable	12 Months Ended
Dec. 31, 2017
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Accounts Receivable
11.	ACCOUNTS RECEIVABLE

	As at December 31,
	2017	2016
Trade receivables	19,341	9,463
Other receivables due from joint venture partner	210	162
Goods and services tax receivable	1,094	988
Other receivables	973	2,292

	21,618	12,905